SCHEDULE OF RECONCILIATION BETWEEN STATUTORY RATE AND EFFECTIVE RATE (Details)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
State taxes	0.00%	0.00%
Nondeductible items	0.00%	0.00%
Change in valuation allowance	(21.00%)	(21.00%)
Return to provision adjustments	0.00%	0.00%
Effective tax rate	0.00%	0.00%